Debt - Schedule of Annual Maturities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Annual Maturities [Line Items]
Loans Payable - financed assets	$ 1,000	$ 5,000	$ 14,000
Less: Current portion of Term Loan payable		(5,855,000)
Total long-term portion of Term Loan payable
Payable in the year ending December 31, 2026		5,855,000
Loans Payable - financed assets		5,855,000
Less: Current portion	(24,217,000)	(23,721,000)	(18,362,000)
Long-term portion	1,421,000	1,512,000	$ 1,759,000
Loan Payable [Member]
Schedule of Annual Maturities [Line Items]
December 31, 2026 (remainder of year)	1,000
Loans Payable - financed assets	1,000
Less: Current portion of Term Loan payable	(1,000)
Total long-term portion of Term Loan payable
Payable in the year ending December 31, 2026		5,000
Loans Payable - financed assets		5,000
Less: Current portion		(5,000)
Long-term portion